SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT (Details) $ in Thousands, $ in Thousands	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Property, Plant and Equipment [Line Items]
Subtotal	$ 8,140	$ 11,121	$ 14,782
Less: accumulated depreciation	(5,170)	(7,063)	(8,110)
Property, plant and equipment, net	2,970	4,058	6,672
Leasehold Buildings [Member]
Property, Plant and Equipment [Line Items]
Subtotal	2,158	2,948	7,523
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Subtotal	666	910
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Subtotal	3,206	4,380	4,535
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Subtotal	$ 2,110	$ 2,883	$ 2,724